Financial Instruments and Financial Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Contingent consideration	$ 2,170
Convertible debentures	7,151
Lease liabilities		166
Less than one year [Member]
Statement Line Items [Line Items]
Contingent consideration	2,170
Short-term loan	4
Convertible debentures	7,151
Lease liabilities	184
IIA liability	8	82
Trade payables and other payables	1,790
Non-derivative financial liabilities	11,307	82
Between one to two years [Member]
Statement Line Items [Line Items]
Lease liabilities	324
IIA liability	108	49
Trade payables and other payables		1,054
Non-derivative financial liabilities	$ 432	$ 1,103